Basis of presentation and going concern (Details) $ in Thousands, $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 10, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 CAD ($)	Mar. 31, 2026 CAD ($)
Basis of presentation and liquidity
Accumulated deficit					$ 454,456		$ 454,456		$ 331,952	$ 298,566
Cash and cash equivalents (note 4)					31,975		31,975		49,125	6,392
Working capital deficit					109,326		109,326		27,281	39,364
Net loss					(83,692)	$ (4,022)	(122,504)	$ (9,710)	(31,370)	(57,770)
Cash flows used in operating activities							(21,155)	$ (6,544)	$ 23,988	$ 29,110
SIF
Basis of presentation and liquidity
Consideration received					$ 3,624		$ 3,624				$ 5,000
Subsequent events | SIF
Basis of presentation and liquidity
Additional funding		$ 3,600	$ 5,000
Consideration received		$ 2,857										$ 3,914
Subsequent events | PIPE financing
Basis of presentation and liquidity
Gross proceeds	$ 107,675			$ 107,675